Share-Based Compensation - Weighted Average Assumptions of Options (Details)	12 Months Ended
	Mar. 31, 2026 year $ / shares	Mar. 31, 2025 year $ / shares
Share-based payment arrangements [Abstract]
Risk-free annual interest rate	2.66%	3.70%
Expected annual dividend yield	0.00%	0.00%
Expected stock price volatility	91.41%	81.19%
Expected life of options (years) | year	3.06	2.97
Forfeiture rate	8.78%	11.20%
Weighted average value (in CAD per share)	$ 3.50	$ 4.12
Weighted average exercise price (in CAD per share)	$ 5.90	$ 7.60